Deutsche Investment Management Americas Inc.

One International Place

Boston, MA 02110

December 18, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Short Duration High Income Fund (the “Fund”), a series of Deutsche Income Trust (the “Trust”); (Reg. Nos. 002-91577; 811-04049)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 99 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on December 14, 2017.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.

Vice President and Counsel

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.